Income Tax - Additional Information (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Income Tax [Line Items]
Current tax expense (income)	¥ 1.9	¥ 1.6
UNITED STATES
Disclosure Of Income Tax [Line Items]
Tax on Interest Income Earned	30.00%
CHINA
Disclosure Of Income Tax [Line Items]
Tax on Interest Income Earned	10.00%